Operating Segment Results - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented information
Revenues	$ 2,120	$ 2,005
Income from equity investments	49	50
Plant operating costs and other	(738)	(710)
Commodity purchases resold	(376)	(351)
Other segment items	36	80
Segment normalized EBITDA	1,091	1,074
Interest expense	(388)	(220)
Depreciation and amortization	(246)	(244)
Interest income and other	12	32
Other normalizing items	(51)	(80)
Income (loss) before income taxes	418	562
Plant, Property and Equipment	8,206	8,428
Equity Investments	732	813
Other 5	193	177
Segment long-term assets	9,131	9,418
Capital expenditures	141	47
Capacity arrangements and transportation
Segmented information
Revenues	1,662	1,568
Marketing activities
Segmented information
Revenues	453	432
Other revenues
Segmented information
Revenues	5	5
Intersegment eliminations
Segmented information
Revenues	152	140
Keystone Pipeline System
Segmented information
Income from equity investments	49	50
Equity Investments	732	813
Keystone Pipeline System | Operating segments
Segmented information
Revenues	1,643	1,556
Income from equity investments	10	10
Plant operating costs and other	(624)	(637)
Commodity purchases resold	0	0
Other segment items	(1)	52
Segment normalized EBITDA	1,028	981
Interest expense	(1)	(7)
Depreciation and amortization	(238)	(239)
Interest income and other	3	4
Other normalizing items	(14)	(52)
Income (loss) before income taxes	778	687
Plant, Property and Equipment	7,960	8,283
Equity Investments	104	108
Other 5	131	112
Segment long-term assets	8,195	8,503
Capital expenditures	35	40
Keystone Pipeline System | Operating segments | Capacity arrangements and transportation
Segmented information
Revenues	1,638	1,551
Keystone Pipeline System | Operating segments | Marketing activities
Segmented information
Revenues	0	0
Keystone Pipeline System | Operating segments | Other revenues
Segmented information
Revenues	5	5
Marketing | Operating segments
Segmented information
Revenues	453	432
Income from equity investments	0	0
Plant operating costs and other	(73)	(64)
Commodity purchases resold	(376)	(351)
Other segment items	8	25
Segment normalized EBITDA	12	42
Interest expense	(1)	(2)
Depreciation and amortization	0	0
Interest income and other	3	4
Other normalizing items	(8)	(25)
Income (loss) before income taxes	6	19
Plant, Property and Equipment	6	10
Equity Investments	0	0
Other 5	22	29
Segment long-term assets	28	39
Capital expenditures	0	1
Marketing | Operating segments | Capacity arrangements and transportation
Segmented information
Revenues	0	0
Marketing | Operating segments | Marketing activities
Segmented information
Revenues	453	432
Marketing | Operating segments | Other revenues
Segmented information
Revenues	0	0
Intra-Alberta & Other | Operating segments
Segmented information
Revenues	24	17
Income from equity investments	39	40
Plant operating costs and other	(41)	(9)
Commodity purchases resold	0	0
Other segment items	29	3
Segment normalized EBITDA	51	51
Interest expense	(386)	(211)
Depreciation and amortization	(8)	(5)
Interest income and other	6	24
Other normalizing items	(29)	(3)
Income (loss) before income taxes	(366)	(144)
Plant, Property and Equipment	240	135
Equity Investments	628	705
Other 5	40	36
Segment long-term assets	908	876
Capital expenditures	106	6
Intra-Alberta & Other | Operating segments | Capacity arrangements and transportation
Segmented information
Revenues	24	17
Intra-Alberta & Other | Operating segments | Marketing activities
Segmented information
Revenues	0	0
Intra-Alberta & Other | Operating segments | Other revenues
Segmented information
Revenues	$ 0	$ 0